CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
Research and development, net (includes $0 and $24 of related party research and development reimbursement, net, during the three months ended March 31, 2026, and 2025, respectively)	$ (1,942)	$ (6,754)	$ (24,323)	$ (31,809)
Selling, general and administrative (includes $190 and $2,820 of related party expenses, during the years ended December 31, 2025, and 2024, respectively)	(4,549)	(6,368)	(22,202)	(24,711)
Loss on impairment and lease termination			(17,063)
Loss from operations	(6,491)	(13,122)	(63,588)	(56,520)
Other (expense) income, net:
Financing costs related to issuance of convertible promissory notes - related parties	(37)		(4,608)
Change in fair value of convertible promissory notes - related parties	(1,407)		(4,389)
Change in fair value of warrant liabilities (includes related party loss of $1,736 and gain of $407 during the years ended December 31, 2025, and 2024, respectively)	(106)		(2,230)	488
Other (expenses) income, net	(234)	252	970	1,688
Other income	(2,084)	252	(10,257)	2,176
Loss before provision for income taxes	(8,575)	(12,870)	(73,845)	(54,344)
Provision for income taxes			0	0
Net income (loss)	(8,575)	(12,870)	(73,845)	(54,344)
Net loss attributable to common stockholders - basic (Note 12)	(8,575)	(12,870)	(73,845)	(54,344)
Net loss attributable to common stockholders - diluted (Note 12)	$ (8,575)	$ (12,870)	$ (73,845)	$ (54,344)
Basic net income (loss) per share (In dollars per share)	$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Diluted net income (loss) per share (In dollars per share)	$ (1.7)	$ (2.57)	$ (14.69)	$ (10.85)
Basic weighted average shares outstanding (In shares)	5,056,994	5,016,149	5,026,704	5,009,250
Diluted weighted average shares outstanding (In shares)	5,056,994	5,016,149	5,026,704	5,009,250